17. OTHER NON-FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Summary of other non-financial assets

Non-financial assets	As of December 31, 2018		As of December 31, 2017
	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Other prepaid expenses	1,873,012	3,023,425	3,351,553	3,792,595
Prepaid insurance	1,905,474	—	1,394,215	—
Prepaid advertising	1,895,974	—	1,436,479	—
Prepaid leases	342,506	356,411	354,166	435,343
Other	323,799	—	419,176	—
Total	6,340,765	3,379,836	6,935,589	4,227,938